Expense Example, No Redemption - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Strategic Real Return Fund - Class A
Expense Example, No Redemption:
1 Year	$ 493
3 Years	708
5 Years	944
10 Years	1,620
Fidelity Advisor Strategic Real Return Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	552
5 Years	958
10 Years	1,900
Fidelity Advisor Strategic Real Return Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	710
5 Years	948
10 Years	1,629
Fidelity Advisor Strategic Real Return Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	240
5 Years	427
10 Years	967
Fidelity Advisor Strategic Real Return Fund - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	210
5 Years	373
10 Years	$ 848